RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS AND BALANCES [Abstract]
Schedule of Balances with Related Parties
	December 31,
	2011	2012

Other accounts payable and accrued expenses (see Note 7)	$316	$83

Other accounts receivable and prepaid expenses (see note 4)	$-	$10

Schedule of Transactions with Related Parties
	Year ended December 31,
	2010		2011		2012

Revenues derived from a related party		$134		$103	$101

Amounts charged by related parties:

Cost of revenues	$	*166	$	*54	$53
Operating expenses		233		323	121

		$399		$377	$174